Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Derivative Instruments

6.  DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Trust records its derivative activities on a mark‑to‑market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust’s unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off‑balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust’s satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust’s risk of loss due to counterparty nonperformance. The Trust’s exposure to credit risk associated with counterparty nonperformance of these forward currency contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $11,312,516 and $11,812,053 at December 31, 2019 and 2018, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner’s market risk control procedures include diversification of the Trust’s portfolio and continuously monitoring the portfolio’s open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust’s trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), SG Americas Securities, LLC., and BofA Securities, Inc. (formerly Merrill Lynch Pierce, Fenner & Smith Inc), collectively the “Futures Clearing Brokers.” For all forward currency transactions, the Trust utilizes two prime brokers, Deutsche Bank AG, and Bank of America, N.A. collectively the “FX Prime Brokers.” In addition, the Trust cleared trades through Morgan Stanley & Co., LLC (“MS”), utilizing MS as a swap dealer. The Trust ceased utilizing MS as a swap dealer during October 2018.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. dollars, is detailed below:

	As of December 31,
	2019		2018
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 27,388	(31.13)%	$ 294,372	7.88%
British pound	(26,283)	29.88	(49,045)	(1.31)
Canadian dollar	28,301	(32.17)	(73)	-
Euro	369,336	(419.84)	519,737	13.91
Hong Kong dollar	38,779	(44.08)	(72,275)	(1.93)
Japanese yen	(178,063)	202.41	156,912	4.20
Korean won	164,001	(186.43)	(1,751)	(0.05)
Malaysian ringgit	(5,879)	6.68	-	-
Norwegian krone	(90,054)	102.37	70,510	1.89
Polish zloty	56,473	(64.20)	(11,972)	(0.32)
Singapore dollar	576	(0.65)	(3,056)	(0.08)
South African rand	15,663	(17.80)	13,553	0.36
Swedish krona	23,867	(27.13)	31,265	0.84
Taiwan dollar	(221)	0.25	-	-
Thai baht	(655)	0.74	(254)	(0.01)
U.S. dollar	(511,200)	581.10	2,787,686	74.62

Total	$ (87,971)	100.00%	$ 3,735,609	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2019 and 2018 by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other countries. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging Topic of the Codification. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2019 and 2018. Fair value, below, is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 348,898	$ (108,408)	$ 80,510	$ (1,760)	$ 319,240
Grains	19,772	(2,470)	5,713	(215,488)	(192,473)
Interest rates	16,237	(77,018)	584,181	(110,744)	412,656
Livestock	-	(260)	-	-	(260)
Metals	660,231	(265,791)	299,404	(385,702)	308,142
Softs	15,935	(1,375)	9,499	(24,195)	(136)
Stock indices	372,686	(301,069)	257,489	(32,252)	296,854

Total futures contracts	1,433,759	(756,391)	1,236,796	(770,141)	1,144,023

Forward currency contracts	3,542,752	(564,467)	518,649	(4,728,928)	(1,231,994)

Total futures and
forward currency contracts	$ 4,976,511	$ (1,320,858)	$ 1,755,445	$ (5,499,069)	$ (87,971)

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ (63,140)	$ 3,672,576	$ (95,173)	$ 3,514,263
Grains	670	(20,440)	268,774	(3,259)	245,745
Interest rates	1,407,952	(190,179)	73	(1,153,486)	64,360
Livestock	-	-	1,630	(1,560)	70
Metals	34,284	(609,534)	718,556	(269,344)	(126,038)
Softs	-	-	87,805	(8,111)	79,694
Stock indices	79,993	(172,453)	87,302	(334,793)	(339,951)

Total futures contracts	1,522,899	(1,055,746)	4,836,716	(1,865,726)	3,438,143

Forward currency contracts	1,896,032	(1,027,767)	2,191,795	(2,762,594)	297,466

Total futures and
forward currency contracts	$ 3,418,931	$ (2,083,513)	$ 7,028,511	$ (4,628,320)	$ 3,735,609

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended 2019,  2018, and 2017 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2019,  2018, and 2017

Sector	2019	2018	2017

Futures contracts:
Energies	$ (5,346,364)	$ 14,996,351	$ (2,600,361)
Grains	1,481,999	1,137,068	(2,041,657)
Interest rates	10,540,737	2,528,322	(1,369,247)
Livestock	(12,870)	2,650	(102,040)
Metals	(468,732)	(2,656,939)	(241,212)
Softs	(460,102)	467,959	878,322
Stock indices	10,429,151	(13,025,443)	34,847,775

Total futures contracts	16,163,819	3,449,968	29,371,580

Forward currency contracts	(3,871,572)	173,865	(11,621,226)

Total futures and forward currency contracts	$ 12,292,247	$ 3,623,833	$ 17,750,354

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the years ended December 31, 2019, 2018, and 2017. The Trust’s average net asset value for the years ended 2019,  2018, and 2017 was approximately $165,000,000,  $188,000,000 and $221,000,000, respectively.

	2019		2018		2017
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 14,456,428	$ 14,270,860	$ 43,197,241	$ 11,055,770	$ 21,863,824	$ 19,092,581
Grains	2,211,102	10,409,085	1,446,327	16,263,275	171,032	23,193,037
Interest rates	149,481,473	160,542,779	390,208,082	81,842,066	434,963,631	21,196,779
Livestock	298,858	600,724	129,276	625,654	304,916	833,972
Metals	6,139,120	8,669,418	5,654,319	18,474,789	15,578,592	10,252,121
Softs	365,875	3,588,990	1,089,766	2,690,213	833,150	4,558,494
Stock indices	75,837,753	37,600,259	122,135,375	30,523,474	186,976,073	17,329,415

Total futures
contracts	248,790,609	235,682,115	563,860,386	161,475,241	660,691,218	96,456,399

Forward currency
contracts	33,739,275	74,590,611	32,675,857	140,075,032	85,663,247	120,741,789

Total average
notional	$ 282,529,884	$ 310,272,726	$ 596,536,243	$ 301,550,273	$ 746,354,465	$ 217,198,188

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. dollars at each quarter-end during 2019,  2018, and 2017. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The following tables summarize the valuation of the Trust’s investments as December 31, 2019 and 2018.

Offsetting of derivative assets and liabilities at December 31, 2019

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 714,978	$ (353,946)	$ 361,032
Counterparty I	1,424,901	(963,483)	461,418
Counterparty J	530,676	(209,103)	321,573

Total assets	$ 2,670,555	$ (1,526,532)	$ 1,144,023

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	2,968,600	(2,080,697)	887,903
Counterparty K	2,324,795	(1,980,704)	344,091

Total liabilities	$ 5,293,395	$ (4,061,401)	$ 1,231,994

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 361,032	$ -	$ (361,032)	$ -
Counterparty I	461,418	-	(461,418)	-
Counterparty J	321,573	-	(321,573)	-

Total	$ 1,144,023	$ -	$ (1,144,023)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 887,903	$ -	$ (887,903)	$ -
Counterparty K	344,091	-	(344,091)	-

Total	$ 1,231,994	$ -	$ (1,231,994)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2019.

Offsetting of derivative assets and liabilities at December 31, 2018

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 1,952,371	$ (457,189)	$ 1,495,182
Counterparty I	2,979,378	(2,153,431)	825,947
Counterparty J	1,427,866	(310,852)	1,117,014
Total futures contracts	$ 6,359,615	$ (2,921,472)	$ 3,438,143

Forward currency contracts
Counterparty G	1,802,050	(1,186,094)	615,956

Total assets	$ 8,161,665	$ (4,107,566)	$ 4,054,099

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty K	2,604,267	(2,285,777)	318,490

Total liabilities	$ 2,604,267	$ (2,285,777)	$ 318,490

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,495,182	$ -	$ (1,495,182)	$ -
Counterparty G	615,956	-	-	615,956
Counterparty I	825,947	-	(825,947)	-
Counterparty J	1,117,014	-	(1,117,014)	-

Total	$ 4,054,099	$ -	$ (3,438,143)	$ 615,956

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	318,490	-	(318,490)	-

Total	$ 318,490	$ -	$ (318,490)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2018.